Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2013
Selected Quarterly Financial Data [Abstract]
Selected Quarterly Financial Data

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2013
Operating revenues	$180,035	$195,655	$204,345	$188,608	$768,643
Operations and maintenance expense	68,311	70,858	72,065	74,106	285,340
Operating income	67,561	80,665	87,380	69,636	305,242
Income from continuing operations	41,231	53,548	63,484	46,730	204,993
Income from discontinuing operations	5,334	38	133	10,802	16,307
Net income attributable to common shareholders	46,565	53,586	63,617	57,532	221,300
Basic income from continuing operations per common share	0.24	0.30	0.36	0.26	1.16
Diluted income from continuing operations per common share	0.23	0.30	0.36	0.26	1.16
Basic income from discontinued operations per common share	0.03	0.00	0.00	0.06	0.09
Diluted income from discontinued operations per common share	0.03	0.00	0.00	0.06	0.09
Basic net income per common share	0.27	0.30	0.36	0.33	1.26
Diluted net income per common share	0.26	0.30	0.36	0.32	1.25
Dividend paid per common share	0.140	0.140	0.152	0.152	0.584
Dividend declared per common share	0.140	0.292	-	0.152	0.584
Price range of common stock
- high	25.17	26.62	28.12	25.78	28.12
- low	20.61	23.52	24.01	22.69	20.61

2012
Operating revenues	$164,024	$191,690	$214,565	$187,481	$757,760
Operations and maintenance expense	64,825	63,571	71,268	72,179	271,843
Operating income	61,839	87,032	100,535	72,111	321,517
Income from continuing operations	26,889	41,780	50,284	65,134	184,087
Income/(loss) from discontinuing operations	11,015	(335)	375	1,421	12,476
Net income attributable to common shareholders	37,904	41,445	50,659	66,555	196,563
Basic income from continuing operations per common share	0.16	0.24	0.29	0.37	1.06
Diluted income from continuing operations per common share	0.15	0.24	0.29	0.37	1.05
Basic income from discontinued operations per common share	0.06	0.00	0.00	0.01	0.07
Diluted income from discontinued operations per common share	0.06	0.00	0.00	0.01	0.07
Basic net income per common share	0.22	0.24	0.29	0.38	1.13
Diluted net income per common share	0.22	0.24	0.29	0.38	1.12
Dividend paid per common share	0.132	0.132	0.132	0.140	0.536
Dividend declared per common share	0.132	0.132	0.272	-	0.536
Price range of common stock
- high	18.20	20.14	21.54	20.75	21.54
- low	16.85	17.22	19.25	19.32	16.85